OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS	12 Months Ended
Dec. 31, 2021
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

NOTE 23 — OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

Part of the assets resulting from the favorable judgments of credits with Eletrobrás mentioned in Note 19 iv, were used to set up a Non Standardized Credit Right Investment Fund, constituted and duly authorized to operate by the Securities and Exchange Commission of Brazil (“FIDC NP Barzel”). On July 14, 2015, the single quota of that FIDC was sold in the acquisition of minority interests’ transaction in subsidiaries of Gerdau S.A.

The Company assures the FIDC, through the transfer agreement price adjustments clause, minimum return on the transferred amount of the credit’s rights on the lawsuits. However, where the amounts received in the lawsuits exceed the transferred amount, monetarily adjusted, the Company will be entitled to a percentage of that gain. Additionally, the Company has the right of first offer to repurchase those receivables in the event of sale by the Fund, in accordance with the contract subscribed. On April 5, 2021, the Fund decided to sell part of the credit rights and the Company exercised its right of first offer, acquiring such rights at their respective book values, upon payment of R$ 954,916. On December 31, 2021, the Company has the amount of R$45,497 recognized in the account “Obligations with FIDC” in the Current liabilities (R$944,513 and R$42,893 on December 31, 2020, as Current Liabilities and Non-current liabilities, respectively).